DERIVATIVE LIABILITIES (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
DERIVATIVE LIABILITIES
Balance, beginning	$ 1,648,831	$ 0
Issuance of shares in exchange for convertible note payable	(624,490)	2,641,846
Mark to market	98,640	(765,556)
Balance, March 31, 2023	1,122,981	1,648,831
Loss on change in derivative liabilities	$ 98,640
Gain on change in derivative liabilities		$ (227,459)